FILED VIA EDGAR

December 15, 2014
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Williamsburg Investment Trust
File Nos. 811-5685; 33-25301
Post-Effective Amendment No. 61

Ladies and Gentlemen:
On behalf of Williamsburg Investment Trust (the "Registrant"), attached for filing is Post-Effective Amendment No. 61 (the "Amendment") to Registrant's registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.

The Amendment is for the purpose of establishing a new series of shares of Registrant: the Davenport Small Cap Focus Fund.  The Registrant respectfully requests that the effective date of Post-Effective Amendment No. 61 be accelerated to December 16, 2014, or as soon thereafter as reasonably practicable.

Please contact the undersigned at 513/587-3418 with your questions and comments concerning this filing.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Secretary

Ultimus Fund Solutions, LLC	225 Pictoria Drive, Suite 450	Phone:	513 587 3400
www.ultimusfundsolutions.com	Cincinnati, Ohio 45246	Fax:	513 587 3450